Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments on Leases

The future minimum payments on the office space leases for each of the next seven years and in the aggregate amount to the following:

2019	$61,500
2020	82,855
2021	84,021
2022	85,221
2023	57,125
2024	43,732
2025	11,013
$425,467

The future minimum payments on the leases for each of the next three years and in the aggregate amount to the following:
2019	54,050
2020	39,639
2021	13,213
$106,902

Schedule of Payments on Capital Lease Obligation

At March 31, 2019, the Company had 13 finance leases approximate payments to be made on these finance lease obligations are as follows:

2019	$64,040
2020	85,387
2021	77,816
2022	66,445
2023	62,936
Thereafter	59,851

Finance lease obligation	416,475
Less: amounts representing interest	37,802
Current maturities of capital lease obligations	72,510

Finance lease obligations, non-current	$306,163

At December 31, 2018, approximate payments to be made on these capital lease obligations are as follows:

2019	$75,342
2020	75,342
2021	60,734
2022	43,703
2023	39,531
Thereafter	29,843
Capital lease obligation	324,495
Less: amounts representing interest	26,354
Current maturities of capital lease obligations	65,265

Capital lease obligations, non-current	$232,876